Provisions for Impairment of Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Schedule of Changes in Provision for Loan Losses Recorded on the Income

The movement registered in income for the year related to allowances and impairment due to credit risk, for the years ended December 31, 2022, 2021 and 2020, is summarized as follows:

					Financial	Financial
	Interbank	Loans and accounts receivable from customers at amortized cost			instruments at	instruments at	Contingent
2022	loans	Commercial	Mortgage	Consumer	FVTOCI	amortized cost	loans	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loss for provisions established	(313)	(432,724)	(122,837)	(167,773)	(385)	(36)	(25,312)	(749,380)
Income for provisions released	296	228,499	18,558	70,098	726	127	12,697	331,001
Recovery of loans previously charged-off	—	43,250	7,438	34,028	—	—	—	84,716
Net charge to income	(17)	(160,975)	(96,841)	(63,647)	341	91	(12,615)	(333,663)

					Financial	Financial
	Interbank	Loans and accounts receivable from customers at amortized cost			instruments at	instruments at	Contingent
2021	loans	Commercial	Mortgage	Consumer	FVTOCI	amortized cost	loans	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loss for provisions established	(695)	(325,135)	(33,926)	(229,200)	(225)	(121)	(17,248)	(606,550)
Income for provisions released	388	162,388	11,664	77,778	487	95	27,795	280,595
Recovery of loans previously charged-off	—	22,865	5,500	35,150	—	—	—	63,515
Net charge to income	(307)	(139,882)	(16,762)	(116,272)	262	(26)	10,547	(262,440)

					Financial	Financial
	Interbank	Loans and accounts receivable from customers at amortized cost			instruments at	instruments at	Contingent
2020	loans	Commercial	Mortgage	Consumer	FVTOCI	amortized cost	loans	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loss for provisions established	(10)	(541,857)	(27,516)	(223,664)	(250)	(86)	(16,366)	(809,749)
Income for provisions released	218	173,955	9,667	86,312	1,649	9	10,861	282,671
Recovery of loans previously charged-off	—	25,511	2,558	32,779	—	—	—	60,848
Net charge to income	208	(342,391)	(15,291)	(104,573)	1,399	(77)	(5,505)	(466,230)
(1)	The amounts in the Consolidated Statements of Cash Flows for the year are as follows:

	For the years ended December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$
Charge to income for provisions established	749,380	606,550	809,749
Credit to income for provisions used	(331,001)	(280,595)	(282,671)
	418,379	325,955	527,078

Schedule of Established and Released Provision Amounts

The detail by type of loans, analyzed collectively and individually, which were constituted and released by way of provision, is as follows:

		As of December 31, 2022
	Note	Provision established	Provision released	Totals
		MCh$	MCh$	MCh$
Commercial		(432,724)	228,499	(204,225)
Mortgage		(122,837)	18,558	(104,279)
Consumer		(167,773)	70,098	(97,675)
Subtotals	10	(723,334)	317,155	(406,179)
Interbank loans, net	9	(313)	296	(17)
Totals		(723,647)	317,451	(406,196)

		As of December 31, 2021
	Note	Provision established	Provision released	Totals
		MCh$	MCh$	MCh$
Commercial		(325,135)	162,388	(162,747)
Mortgage		(33,926)	11,664	(22,262)
Consumer		(229,200)	77,778	(151,422)
Subtotals	10	(588,261)	251,830	(336,431)
Interbank loans, net	9	(695)	388	(307)
Totals		(588,956)	252,218	(336,738)

		As of December 31, 2020
		Provisions established
	Note	Provision established	Provision released	Totals
		MCh$	MCh$	MCh$
Commercial		(541,857)	173,955	(367,902)
Mortgage		(27,516)	9,667	(17,849)
Consumer		(223,664)	86,312	(137,352)
Subtotals	10	(793,037)	269,934	(523,103)
Interbank loans, net	9	(10)	218	208
Totals		(793,047)	270,152	(522,895)